Fair Value Measurement of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Measurement of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping
The following table sets forth the carrying and estimated fair value for each of Piedmont’s financial instruments as of March 31, 2013 and December 31, 2012, respectively (in thousands):

	2013			2012
Financial Instrument	Carrying Value	Estimated Fair Value	Level Within Fair Value Hierarchy	Carrying Value	Estimated Fair Value	Level Within Fair Value Hierarchy
Assets:
Cash and cash equivalents(1)	$17,575	$17,575	Level 1	$12,957	$12,957	Level 1
Tenant receivables, net(1)	$156,367	$156,367	Level 1	$147,337	$147,337	Level 1
Restricted cash and escrows(1)	$683	$683	Level 1	$334	$334	Level 1
Interest rate swap asset	$1,712	$1,712	Level 2	$1,075	$1,075	Level 2
Liabilities:
Accounts payable and accrued expenses(1)	$21,103	$21,103	Level 1	$23,113	$23,113	Level 1
Interest rate swap liability	$8,443	$8,443	Level 2	$8,235	$8,235	Level 2
Line of credit and notes payable	$1,699,525	$1,750,284	Level 2	$1,416,525	$1,470,002	Level 2

(1)	For the periods presented, the carrying value approximates estimated fair value due to its short-term maturity.